UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-2557

Dreyfus Money Market Instruments, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	9/30/04

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus Money Market Instruments, Inc. Money Market Series
STATEMENT OF INVESTMENTS
September 30, 2004 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit-27.3%	Amount ($)	Value ($)

Barclays Bank (London)
1.60%, 10/18/2004	5,000,000	5,000,000
BNP Paribas (London)
1.88%, 12/24/2004	10,000,000	10,000,000
Calyon (London)
1.91%, 12/29/2004	10,000,000	10,000,000
Dexia Banque Internationale a Luxembourg (Yankee)
1.61%, 10/15/2004	10,000,000	9,999,805
First Tennessee Bank N.A.
1.53%, 10/8/2004	13,000,000	13,000,000
HBOS PLC (London)
1.61%, 11/12/2004	13,000,000	13,000,000
Landesbank Hessen- Thueringen Girozentrale (London)
1.89%, 12/30/2004	10,000,000	9,999,844
Unicredito Italiano SpA (London)
1.52%, 10/8/2004	13,000,000	13,000,000
Total Negotiable Bank Certificates of Deposit
(cost $83,999,649)		83,999,649

Commercial Paper-45.4%

Alliance & Leicester PLC
1.88%, 12/15/2004	10,000,000	9,961,041
Amstel Funding Corp.
1.65%, 11/15/2004	10,000,000 a	9,979,500
Bank of America Corp.
1.59%, 11/9/2004	5,000,000	4,991,415
CC (USA) Inc.
1.65%, 11/10/2004	10,000,000 a	9,981,777
Concord Minutemen Capital Co. LLC
1.62%, 11/9/2004	13,000,000 a	12,977,326
Deutsche Bank Financial LLC
1.90%, 10/1/2004	11,000,000	11,000,000
General Electric Capital Corp.
1.58%, 11/2/2004	13,000,000	12,981,858
Greyhawk Funding LLC
1.61%, 11/10/2004	13,000,000 a	12,976,888
ING (US) Funding LLC
1.59%, 11/9/2004	13,000,000	12,977,748
Paradigm Funding LLC
1.59%, 10/12/2004	10,000,000 a	9,995,142
Rabobank USA Financial Corp.
1.87%, 10/1/2004	11,000,000	11,000,000
Skandinaviska Enskilda Banken (AB)
1.88%, 12/22/2004	10,000,000	9,957,406
UBS Finance Delaware LLC
1.88%, 10/1/2004	11,000,000	11,000,000
Total Commercial Paper
(cost $139,780,101)		139,780,101

Promissory Notes-3.3%

Goldman Sachs Group Inc.
1.29%, 10/12/2004
(cost $10,000,000)	10,000,000 b	10,000,000

U.S. Government Agencies-16.6%

Federal Home Loan Banks, Bonds
1.33% - 1.41%, 3/11/2005 - 4/13/2005	32,050,000	32,046,980
Federal National Mortgage
Association, Notes
1.35%-1.57%, 2/14/2005 - 5/13/2005	19,000,000	19,000,000
Total U.S. Government Agencies
(cost $51,046,980)		51,046,980

Time Deposits-7.4%

Chase Manhattan Bank USA (Grand Cayman)
1.88%, 10/1/2004	11,000,000	11,000,000
Regions Bank (Grand Cayman)
1.87%, 10/1/2004	11,900,000	11,900,000
Total Time Deposits
(cost $22,900,000)		22,900,000

Total Investments (cost $307,726,730)	100.0%	307,726,730
Liabilities, Less Cash & Receivables	(0.0%)	(47,769)
Net Assets	100.0%	307,678,961

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, these securities amounted to $55,910,635 or 18.2% of net assets. These securities have been determined to be liquid by the Fund's Board.
b	This note was acquired for investment, not with the intent to distribute or sell. Securities restricted as to public resale.
This security was acquired on 4/15/2004 at a cost of $10,000,000. At September 30, 2004, the aggregate value of this security was $10,000,000 or 3.3% of net assets and is valued at amortized cost.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Dreyfus Money Market Instruments, Inc. Government Securities Series
STATEMENT OF INVESTMENTS
September 30, 2004 (Unaudited)

	Annualized
	Yield on
	Date of		Principal
	Purchase (%)
U.S. Treasury Bills - 62.5%			Amount ($)	Value ($)

11/12/2004	1.46		50,000,000.00	49,915,417
11/26/2004	1.46		25,000,000.00	24,943,611
12/23/2004	1.55		50,000,000.00	49,822,472
1/27/2005	1.78		50,000,000.00	49,709,917
Total U.S. Treasury Bills
(cost $174,391,417)				174,391,417

Repurchase Agreement - 37.6%

Banc of America Securities LLC
dated 9/30/2004, due 10/1/2004 in the amount
of $29,001,329 (fully collateralized by
$29,955,000 U.S. Treasury Bills,
due 3/31/2005, value $29,659,694)	1.65		29,000,000.00	29,000,000
Barclays Capital Inc.
dated 9/30/2004, due 10/1/2004 in the amount
of $17,084,783 (fully collateralized by
$17,485,000 U.S. Treasury Bills,
due 3/3/2005, value $17,340,260)	1.65		17,084,000.00	17,084,000
Bear Stearns & Co.
dated 9/30/2004, due 10/1/2004 in the amount
of $30,001,400 (fully collateralized by
$30,450,000 U.S. Treasury Strip Bonds,
due 11/15/2004 - 2/15/2005 value $30,365,120)	1.68		30,000,000.00	30,000,000
JPMorgan Chase Bank
dated 9/30/2004, due 10/1/2004 in the amount
of $29,001,369 (fully collateralized by
$29,834,000 U.S. Treasury Bills,
due 3/10/2005, value $29,580,113)	1.70		29,000,000.00	29,000,000
Total Repurchase Agreements
(cost $105,084,000)				105,084,000

Total Investments (cost $279,475,417)		100.1%		279,475,417
Liabilities, Less Cash and Receivables (Net)		(.1%)		(395,952)
Net Assets		100.0%		279,079,465

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Money Market Instruments, Inc.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	November 17, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	November 17, 2004

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	November 17, 2004

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)